Stockholders' Equity and Noncontrolling Interests (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Equity [Abstract]
Summary of Changes In Common Shares Issued

The Company’s authorized capital stock includes 600,000,000 shares of common stock, $0.01 par value per share. The following is a summary of the changes in our common shares issued for the year ended December 31, 2014:

Balance January 1, 2014	—
Shares of common stock issued in connection with restructuring transactions (Note 1)	171,000,000
Shares of common stock issued in initial public offering (Note 1)	21,500,000
Shares of common stock repurchased and retired	(123,797)
Restricted common shares issued (Note 11)	1,068,422
Restricted common shares forfeited	(9,211)
Balance December 31, 2014	193,435,414

Summary of Changes In Common Shares Issued

The Company's authorized capital stock includes 600,000,000 shares of common stock, $0.01 par value per share. The following is a summary of the changes in our common shares issued for the three months ended March 31, 2015:

Balance December 31, 2014	193,435,414
Shares of common stock repurchased	(2,764,887)
Restricted common shares issued (Note 11)	115,302
Restricted common shares forfeited	(9,211)
Balance March 31, 2015	190,776,618